Offsets	Apr. 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	F-10
File Number	333-295064
Initial Filing Date	Apr. 15, 2026
Fee Offset Claimed	$ 2,767.36
Explanation for Claimed Amount
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	American Eagle Gold Corp.
Form or Filing Type	F-10
File Number	333-295064
Filing Date	Apr. 15, 2026
Fee Paid with Fee Offset Source	$ 2,767.36